Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2005 Fund	May 30, 2024
Fidelity Freedom 2005 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	8.54%
Past 5 years	4.23%
Since Inception	3.49%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.99%
F0556
Average Annual Return:
Past 1 year	8.58%
Past 5 years	4.17%
Since Inception	3.59%

[1]	A From June 7, 2017 .